Operating Segments	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Operating Segments

Note 4 - Operating Segments

Since 2018 the chief operating decision marker (CODM) has started to review the results of two reportable segments, as described below, which form the Group’s strategic business units. The strategic business units offer different products and services and the allocation of resources and evaluation of performance are managed separately because they require different technology and marketing strategies. For each of the strategic business units, the Group’s CODM reviews internal management reports on at least a quarterly basis. The following summary describes the operations in each of the Group’s operating segments:

●	Pain and Hypertension – Includes development and marketing of ConsensiTM a combination drugs indicated for treating osteoarthritis pain and hypertension simultaneously, was approved by the FDA for marketing in the U.S and has partner agreements in the U.S, China and South Korea.

●	Oncology – Includes development of a small molecule that has demonstrated in pre-clinical studies the potential to overcome resistance to multiple anti-cancer drugs.

The accounting policies of the operating segments are the same as described in Note 3 regarding significant accounting policies.

Performance is measured based on segment operating results as included in reports that are regularly reviewed by the chief operating decision maker. Segment results are used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries. Segment results reported to the chief operating decision maker include items directly attributable to a segment on a reasonable basis.

Information about reportable segments

Information regarding the results of each reportable segment is included below.

	For the year ended December 31, 2018
	Pain and Hypertension	Oncology	Total reportable segments	Reconciliations (*)	Total consolidated
	USD in thousands

Revenues	1,000	-	1,000	-	1,000

Research and development expenses	2,185	2,537	4,722	546	5,268

Operating loss	4,730	3,217	7,947	(121)	7,826
Finance income, net					(2,257)
Loss for the year					5,569

	For the year ended December 31, 2017
	Pain and Hypertension	Oncology	Total reportable segments	Reconciliations (*)	Total consolidated
	USD in thousands

Revenues	100	-	100	-	100

Research and development expenses	2,603	1,328	3,931	709	4,640

Operating loss	6,674	1,951	8,625	3,341	11,966
Finance expenses, net					947
Loss for the year					12,913

(*)	Includes employees share based expenses and other expenses/income related to rights granted to Taoz.

Information on geographical segments

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers.

Revenues in 2018 were derived from one customer and revenues in 2017 were derived from a different one customer, in both years from the far-east. For further information see Note 13.